Allowance for Loan Losses Transactions (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, end of year	$ 166,228,316		$ 235,049,585
Charged to FDIC Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	(8,202,159)	[1]	(4,800,000)	[1]
Charged To Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	(1,201,596)	[1]	(1,200,000)	[1]
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	6,892,425		15,553,536		23,832,265
Loans charged-off (gross)	(6,700,215)		(16,103,611)		(10,786,622)
Recoveries on loans previously charged-off	744,850		1,442,500		404,716
Balance, end of year	10,340,815		6,892,425		15,553,536
Covered Loans | Charged to FDIC Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	8,202,159		4,800,000		1,682,542
Covered Loans | Charged To Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	$ 1,201,596		$ 1,200,000		$ 420,635

[1]	Amounts include the allowance for covered loan losses.